Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
15.	Share-Based Compensation
In August 2020, we adopted the Better Therapeutics, Inc. 2020 Stock Option and Grant Plan (the “2020 Plan”) to grant equity-based incentives to officers, directors, consultants and employees. The equity-based incentives include Incentive Stock Options,
Non-Qualified
Stock Options, Restricted Stock Awards, Unrestricted Stock Awards, and Restricted Stock Units. A total of 807,326 shares of our common stock have been reserved for issuance pursuant to the plan. Upon the close of the business combination, no further shares will be issued out of the 2020 Plan.
In October 2021, we adopted the Better Therapeutics OpCo. Inc., 2021 Stock Option and Grant Plan (the “2021 Plan”) to grant equity based incentive to officers, directors, consultants and employees. The equity-based incentives include, Incentive Stock Options,
Non-Qualified
Stock Options, Stock appreciation rights, Restricted Stock Awards, Restricted Stock Units, Unrestricted Stock Awards, Cash-based Awards and Dividend Equivalent Rights. A total of 3,600,000 shares of common stock have been initially reserved for issuance. Additionally, on
January 1, 2022 and each January 1 thereafter, the number of shares of Common Stock reserved and available for issuance under the Plan shall be cumulatively increased by five percent (5%) of the number of shares of Common Stock issued and outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the Administrator (the “Annual Increase”).
Stock Options
Stock options granted generally vest in 2 ways: (i) new hire grants vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably on a monthly basis over the following 36 months and (ii) annual option grants vest monthly over 48 months. Options generally expire 10 years from the date of grant. Stock option activity under the Plans for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	215,625	$0.47	9.6	—
Conversion of options due to business combination	(11,322)

Balance as of January 1, 2021, as converted	204,303	$0.50
Granted	1,277,540	10.75
Exercised	(3,000)	0.50
Forfeited	(2,368)	0.50

Balance as of December 31, 2021	1,476,475	$9.35	9.4	$884

Aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The weighted-average grant date fair value of stock options granted to employees during the years ended December 31, 2021 was $3.60 per share. As of December 31, 2021, total unrecognized compensation expense related to unvested stock options was $4,071, which is expected to be recognized over a weighted-average period of 3.1 years.
The fair value of each option award granted to employees is estimated on the grant date using the Black- Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years.
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2021
Expected Term (Years)	6.02
Expected Volatility	42%
Risk-free interest rate	1.22%
Dividend Yield	—
Restricted Stock
The Company issued 622,126 shares of restricted stock under the 2020 Plan during the year ended December 31, 2020 in connection with the conversion of the profits interest units. During 2020, 104,598 shares vested and were converted into unrestricted common stock. The conversion of these preferred shares has been retroactively restated to reflect the Exchange Ratio established in the Merger Agreement on the Statements of Convertible Preferred Stock and Stockholders’/Members’ Equity (Deficit). As of December 31, 2020 there were 490,379 shares of restricted stock. No restricted shares were issued in 2021. During 2021, 52,263 shares were forfeited and 235,634 shares vested and were converted into unrestricted common stock. As of December 31, 2021 there were 202,482 shares of restricted stock outstanding.
Stock-based compensation expense for time-based restricted stock awards of $36 is expected to be recognized on a straight-line basis over approximately the next 1 years for the unvested restricted stock outstanding as of December 31, 2021. Total stock-based compensation expense for performance-based restricted stock awards of $8 is expected to be recognized on a straight-line basis over approximately the next .25 years for the unvested restricted stock outstanding as of December 31, 2021. For the year ended December 31, 2020, the Company recorded compensation expense of $127 related to the modification of terms of the profits interest units upon conversion to restricted shares. For the year ended December 31, 2021, the Company recorded Compensation expense of $138 for restricted stock awards.
Equity-Based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2021	2020
Research and development	$250	$105
Sales and marketing	6	—
General and administrative	390	128

Total equity-based compensation expense	$646	$233

For the period ended December 31, 2021 and 2020, $40 and $23 of stock based compensation expense was included as part of capitalized internal-use
software costs, respectively.